INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of unconsolidated structured entities [line items]
Equity	$ 7,714,873	$ 7,484,576	$ 6,543,604	$ 5,852,771	$ 5,166,593
Investments in non-consolidated companies	513,648	495,241		478,348
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Equity	$ 3,484,115	3,682,000
Proportion of ownership interest in associate	20.42%
Investments in non-consolidated companies	$ 486,643	$ 480,084		$ 466,299
Purchase price allocation	73,264
Goodwill	257,879
Impairment	(556,058)
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 711,558